Financial assets and financial liabilities (Details Narrative) S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 PEN (S/)	Dec. 31, 2017 PEN (S/)	Jan. 31, 2019 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Feb. 01, 2013 USD ($)
Disclosure of financial assets [line items]
Gains (loss) and losses on derivatives held as cash flow hedges	S/ 201	S/ 38,230
Promissory note	S/ 643,308
Cash flow discounted at the indebtedness rates soles	5.53%
Cash flow discounted at the indebtedness rates dollars	3.65%
Senior Notes [Member] | USD
Disclosure of financial assets [line items]
Notional amount | $						$ 300,000
IFRS 9 [Member]
Disclosure of financial assets [line items]
Available-for-sale investments	S/ 26,883	S/ 21,206
Currency Swap Contract [Member] | Derivative Trading Instruments [Member]
Disclosure of financial assets [line items]
Notional amount	70,000
Underlying relationship amounts	18,388
Fair value	S/ 1,324
Currency Swap Contract [Member] | Derivative Trading Instruments [Member] | Subsequent Event [Member]
Disclosure of financial assets [line items]
Notional amount			S/ 1,470
Currency Swap Contract [Member] | Hedging Instruments [Member] | USD
Disclosure of financial assets [line items]
Notional amount | $				$ 150,000
Currency Swap Contract [Member] | Hedging Instruments [Member] | Senior Notes [Member] | USD
Disclosure of financial assets [line items]
Notional amount | $				$ 131,612	$ 300,000